Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Net earned premiums and other considerations	$ 1,053,182	$ 1,116,247	$ 1,092,512
Net investment income	203,535	212,475	216,725
Net realized gains (losses) on investments, excluding other-than-temporary investment losses	3,435	11,458	(13,925)
Total other-than-temporary investment losses	(3,296)	(4,263)	(11,330)
Portion of loss (gain) recognized in other comprehensive income, before taxes	312	(12)	(257)
Net other-than-temporary investment losses recognized in earnings	(2,984)	(4,275)	(11,587)
Amortization of deferred gains on disposal of businesses	13,862	(2,876)	16,906
Fees and other income	7,891	6,148	14,859
Total revenues	1,278,921	1,339,177	1,315,490
Benefits, losses and expenses
Policyholder benefits	809,548	838,055	849,531
Amortization of deferred acquisition costs and value of business acquired	41,349	41,372	46,398
Underwriting, general and administrative expenses	331,858	348,842	340,342
Goodwill impairment	0	64,288	75,244
Total benefits, losses and expenses	1,182,755	1,292,557	1,311,515
Income before provision for income taxes	96,166	46,620	3,975
Provision for income taxes	22,051	32,883	27,127
Net income (loss)	$ 74,115	$ 13,737	$ (23,152)